Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost
Beginning balance	$ 6,679	$ 5,971
Additions	833	1,752
Designation change
Disposals	(396)	(1,044)
Ending balance	7,116	6,679
Depreciation accrued
Beginning balance	1,479	799
Additions	1,060	1,186
Designation change
Disposals	(166)	(506)
Ending balance	2,373	1,479
Carrying amount
Property plant and equipment, net	4,743	5,200	[1]
Machinery and equipment [Member]
Cost
Beginning balance	4,132	3,427
Additions	770	1,551
Designation change	112
Disposals	(306)	(846)
Ending balance	4,708	4,132
Depreciation accrued
Beginning balance	792	404
Additions	799	855
Designation change	28
Disposals	(133)	(467)
Ending balance	1,486	792
Carrying amount
Property plant and equipment, net	3,222	3,340
Computers [Member]
Cost
Beginning balance	471	416
Additions	5	61
Disposals		(6)
Ending balance	476	471
Depreciation accrued
Beginning balance	365	256
Additions	65	112
Disposals		(3)
Ending balance	430	365
Carrying amount
Property plant and equipment, net	46	106
Office furniture and equipment [Member]
Cost
Beginning balance	158	151
Additions	32	7
Disposals	(3)
Ending balance	187	158
Depreciation accrued
Beginning balance	37	23
Additions	17	14
Disposals	(1)
Ending balance	53	37
Carrying amount
Property plant and equipment, net	134	121
Leasehold improvements [Member]
Cost
Beginning balance	1,719	1,676
Additions	26	43
Disposals
Ending balance	1,745	1,719
Depreciation accrued
Beginning balance	238	76
Additions	166	162
Disposals
Ending balance	404	238
Carrying amount
Property plant and equipment, net	1,341	1,481
Printers leased to clients [Member]
Cost
Beginning balance	199	301
Additions		90
Designation change	(112)
Disposals	(87)	(192)
Ending balance	0	199
Depreciation accrued
Beginning balance	47	40
Additions	13	43
Designation change	(28)
Disposals	(32)	(36)
Ending balance	0	47
Carrying amount
Property plant and equipment, net		$ 152

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.